COMMITMENTS AND CONTINGENCIES	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID‑19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Stockholder Rights

Pursuant to a registration and stockholder rights agreement entered into on September 9, 2020, the holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45‑day option from the date of the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter’s elected to partially exercise the over-allotment option to purchase an additional 3,421,570 Units. The remaining 1,078,430 Units expired unexercised on October 24, 2020.

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $11,697,550 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On March 1, 2021, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, Merger Sub, QOMPLX and Rationem, LLC, a Delaware limited liability company, in its capacity as the representative of the stockholders of QOMPLX.

The Business Combination Agreement provides for, among other things, the following transactions: (i) QOMPLX will change its name to “QOMPLX Operations, Inc.”; (ii) the Company’s certificate of incorporation and bylaws will be amended and restated; and (iii) Merger Sub will merge with and into QOMPLX, with QOMPLX as the surviving company in the merger, and after giving effect to such merger, continuing as the Company’s wholly owned subsidiary. In addition, in connection with transactions contemplated by the Business Combination Agreement, the Company is expected to change its name to “QOMPLX, Inc.” and QOMPLX is expected to consummate each of the acquisitions of Sentar, Inc., an Alabama corporation, and substantially all assets of RPC Tyche LLP, a limited liability partnership incorporated under the laws of England and Wales (such acquisitions, together with the other transactions contemplated by the Business Combination Agreement, including the PIPE Financing and the Bridge Financing (each as defined below), the “QOMPLX Business Combination”).

Immediately prior to the effective time of the QOMPLX Business Combination, in accordance with the terms and subject to the conditions of the Business Combination Agreement, outstanding shares of QOMPLX (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law are properly exercised and not withdrawn) will be exchanged for shares of Class A common stock, par value $0.0001 per share, of New QOMPLX (the “New QOMPLX Common Stock”) and outstanding QOMPLX vested options to purchase shares of QOMPLX will be exchanged for comparable options to purchase New QOMPLX Common Stock, in each case, based on an implied QOMPLX equity value of $850,000,000. This implied equity value of $850,000,000 is increased by the aggregate exercise price of vested options used to purchase shares of QOMPLX and is reduced by the accrued and unpaid interest under the Notes (as defined below) issued pursuant to the Bridge Financing Agreement. Unvested and unexercised QOMPLX options will also be exchanged for comparable options to purchase New QOMPLX Common Stock based on the same exchange ratio that is used for the exchange of the vested options to purchase shares of QOMPLX.

Concurrently with the execution of the Business Combination Agreement, the Company entered into (i) the subscription agreements (the “Subscription Agreements”) with certain investors, including, among others, Cannae Holdings, LLC (“Cannae”) and additional third party investors and (ii) a bridge financing agreement (the “Bridge Financing Agreement”) with QOMPLX, Cannae and certain other stockholders of QOMPLX. Pursuant to the Subscription Agreements, (A) each investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, on the closing date of the QOMPLX Business Combination substantially concurrently with the closing of the QOMPLX Business Combination, an aggregate of 16,000,000 shares of New QOMPLX Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $160,000,000 (the “PIPE Financing”) and (B) the Company agreed to issue an additional 835,539 shares of New QOMPLX Common Stock to Cannae in exchange for its agreement to act as the lead investor in the PIPE Financing with a $50,000,000 commitment. Pursuant to the Bridge Financing Agreement, QOMPLX has agreed to issue convertible notes (the “Notes”) to the investors party thereto in an aggregate principal amount of $20,000,000 and the Company has agreed to, subject to, and conditioned upon the occurrence of, and effective as of immediately prior to, the closing of the QOMPLX Business Combination, assume the Notes and satisfy and discharge the principal amount and accrued and unpaid interest under each Note as of such time by way of issuance of one share of New QOMPLX Common Stock for every $10.00 of principal amount and accrued and unpaid interest payable on a Note as of such time.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID‑19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Stockholder Rights

Pursuant to a registration and stockholder rights agreement entered into on September 9, 2020, the holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter’s elected to partially exercise the over-allotment option to purchase an additional 3,421,570 Units. The remaining 1,078,430 Units expired unexercised on October 24, 2020.

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $11,697,550 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.